SHORT-TERM INVESTMENTS - Interest income (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
SHORT-TERM INVESTMENTS
Interest income recognized on held-to-maturity investments	¥ 672	¥ 175